Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity awards, if equity awards are granted in a given year, are generally recommended by the Compensation Committee in January or February and presented to the Board for approval at its regularly scheduled meeting in February. For the fiscal year ended December 31, 2024, no equity awards were granted to our executive officers other than the reallocated grants to Mr. Harper as hereinafter described. Our Compensation Committee recommends to the Board for approval and our Board approves all equity award grants on or before the grant date and neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our equity awards, if equity awards are granted in a given year, are generally recommended by the Compensation Committee in January or February and presented to the Board for approval at its regularly scheduled meeting in February. For the fiscal year ended December 31, 2024, no equity awards were granted to our executive officers other than the reallocated grants to Mr. Harper as hereinafter described. Our Compensation Committee recommends to the Board for approval and our Board approves all equity award grants on or before the grant date and neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee recommends to the Board for approval and our Board approves all equity award grants on or before the grant date and neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false